COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
COMMON STOCK
13. COMMON STOCK

During the nine months ended September 30, 2020 and 2019, the Company issued the following stock:

2020

During the three months ended September 30, 2020, the Company entered into three consulting agreements in which 1,250,000 shares of common stock, valued at $0.35 per share, were to be issued for consulting services. Subsequent to September 30, 2020, the 1,250,000 shares were issued. At September 30, 2020, approximately $26,000 was included in accrued expenses related to these services

2019

Issued 101,334 shares of common stock and received $38,000 with no material fees.

Issued 533,333 shares of common stock and received approximately $200,000 with no material fees.

During the years ended December 31, 2018 and December 31, 2019, the Company issued the following stock:

2018

nDivision recorded the issuance of 4,400,000 common shares and the assumed liabilities of approximately $13,885 in connection with the reverse acquisition.

nDivision issued 2,819,943 common shares and received approximately $1,000,000 with no material fees recorded.

nDivision issued 13,158 common shares for services provided to the Company during the year ended December 31, 2018. The services provided were valued at approximately $5,000.

nDivision issued 8,590,847 shares of common stock and received approximately $3,215,738 with no material fees.

2019

Issued approximately 745,778 shares of common stock and received $288,001 with no material fees.